Supplemental Cash Flow information - Summary of Transactions Not Affecting Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-cash financing and investing transactions
Addition of fixed assets without monetary outflow	$ 42.7	$ 0.0	$ 0.0
Additions to property, plant and equipment by transfer of aircraft inventories	16.9	0.0	0.0
Write off on Property, plant and equipment by transfer to pool parts inventory	$ 36.4	$ (15.6)	$ (27.2)